Significant accounting policies (Details 1)	12 Months Ended
Mar. 31, 2018
Trademarks [Member]
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	3 - 12 years
Product related intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	5 - 15 years
Customer-related intangibles [Member]
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	1 - 11 years
Technology related intangibles [Member]
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	3 - 13 years
Other intangibles assets [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	3 - 15 years